Form N-CSR Cover	12 Months Ended
Apr. 30, 2026
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	New York Life Investments ETF Trust
Entity Central Index Key	0001415995
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report